                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____

 This Amendment (Check only one.):     [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Selz Capital LLC
Address.      1370 Avenue of the Americas (24/th/ Floor)
              New York, NY 10019

Form 13F File Number: 28- 10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bernard Selz
Title:        Managing Member
Phone:        (212) 554-5077

Signature, Place, and Date of Signing:

      /s/ Bernard Selz                New York, NY              1/25/2013
-----------------------------  --------------------------  -------------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                          None
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:    297,162
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      None

   [Repeat as necessary.]

File Number: 028-10873

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
                                                                                                                COLUMN 8
                                                         COLUMN 4          COLUMN 5           COLUMN 6      VOTING AUTHORITY
COLUMN 1                           COLUMN 2    COLUMN 3   VALUE   ------------------------   INVESTMENT -------------------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP    (X$1000) SHARES/PRN AMOUNT/PUT-CALL DISCRETION    SOLE    SHARED  NONE
--------------                  -------------- --------- -------- ------------------------   ---------- ---------- ------ -------
ASSURED GUARANTY LTD            COM            G0585R106   17,930  1,260,000        SH       SOLE        1,240,000    -    20,000
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS   G10082140    8,043    250,000        SH       SOLE          250,000    -      -
COSTAMARE INC                   SHS            Y1771G102    6,264    450,000        SH       SOLE          450,000    -      -
SCORPIO TANKERS INC             SHS            Y7542C106    4,266    600,000        SH       SOLE          600,000    -      -
AIR LEASE CORP                  CL A           00912X302    4,300    200,000        SH       SOLE          200,000    -      -
ALLIANCE HOLDINGS GP LP         COM UNITS LP   01861G100    1,237     26,000        SH       SOLE           26,000    -      -
ALLIANCE RES PARTNER L P        UT LTD PART    01877R108   15,519    267,300        SH       SOLE          267,300    -      -
ANNALY CAP MGMT INC             NOTE 4.0%
                                2/15/15        035710AA0    2,308  2,000,000        PRN      SOLE        2,000,000    -      -
ATLAS ENERGY LP                 COM UNITS LP   04930A104    5,074    146,045        SH       SOLE          146,045    -      -
ATLAS RESOURCE PARTNERS LP      COM UNT LTD PR 04941A101      335     14,909        SH       SOLE           14,909    -      -
BOARDWALK PIPELINE PARTNERS     UT LTD PARTNER 096627104    4,980    200,000        SH       SOLE          200,000    -      -
CVS CAREMARK CORPORATION        COM            126650100    9,670    200,000        SH       SOLE          200,000    -      -
CYS INVTS INC                   COM            12673A108    1,181    100,000        SH       SOLE          100,000    -      -
CENTRAL EUROPEAN DIST CORP      NOTE 3.0%
                                3/15/13        153435AA0    4,055  7,950,000        PRN      SOLE        7,750,000    -   200,000
COPANO ENERGY L L C             COM UNITS      217202100    9,489    300,000        SH       SOLE          300,000    -      -
CROSSTEX ENERGY L P             COM            22765U102    2,328    160,000        SH       SOLE          160,000    -      -
FERRO CORP                      NOTE 6.5%
                                8/15/13        315405AL4    9,999 10,100,000        PRN      SOLE        9,800,000    -   300,000
FLOW INTL CORP                  COM            343468104    1,750    500,000        SH       SOLE          500,000    -      -
GENESIS ENERGY L P              UNIT LTD PARTN 371927104    8,930    250,000        SH       SOLE          230,000    -    20,000
GOLDCORP INC NEW                COM            380956409      734     20,000        SH       SOLE           20,000    -      -
ICONIX BRAND GROUP INC          COM            451055107    2,678    120,000        SH       SOLE          120,000    -      -
ICAHN ENTERPRISES LP/CORP       FRNT 4.0%
                                8/15/13        451102AB3    4,030  4,000,000        PRN      SOLE        4,000,000    -      -
IMPERIAL HLDGS INC              COM            452834104      223     50,000        SH       SOLE           50,000    -      -
KKR FINANCIAL HLDGS LLC         COM            48248A306   11,035  1,045,000        SH       SOLE        1,000,000    -    45,000
KINDER MORGAN MANAGEMENT LLC    SHS            49455U100    5,667     75,102        SH       SOLE           75,102    -      -
MACQUARIE INFRASTR CO LLC       MEMBERSHIP INT 55608B105   28,794    632,000        SH       SOLE          632,000    -      -
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP 559080106   13,043    302,000        SH       SOLE          302,000    -      -
MARKET VECTORS ETF TR           JR GOLD
                                MINERS E       57060U589    6,194    313,000        SH       SOLE          293,000    -    20,000
MCMORAN EXPLORATION CO          COM            582411104    4,815    300,000        SH       SOLE          300,000    -      -
MOLYCORP INC DEL                DBCV 3.25%
                                6/15/16        608753AA7    1,950  3,000,000        PRN      SOLE        3,000,000    -      -
MOLYCORP INC DEL                NOTE 6.0%
                                9/01/17        608753AF6   14,580 15,500,000        PRN      SOLE       15,150,000    -   350,000
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC 67059L102    8,058    291,000        SH       SOLE          276,000    -    15,000
NUVEEN FLTNG RTE INCM OPP FD    COM SHS        6706EN100      306     25,000        SH       SOLE                -    -    25,000
OXFORD LANE CAP CORP            COM            691543102    1,272     82,647        SH       SOLE           50,236    -    32,411
PERFORMANT FINL CORP            COM            71377E105    1,818    180,000        SH       SOLE          180,000    -      -
RESOURCE CAP CORP               COM            76120W302    6,048  1,080,000        SH       SOLE        1,020,000    -    60,000
RHINO RESOURCE PARTNERS LP      COM UNIT REPST 76218Y103    1,284     94,000        SH       SOLE           94,000    -      -
SPDR GOLD TRUST                 GOLD SHS       78463V107   12,962     80,000        SH       SOLE           80,000    -      -
SMART BALANCE INC               COM            83169Y108    9,353    725,000        SH       SOLE          725,000    -      -
SPROTT PHYSICAL SILVER TR       TR UNIT        85207K107    2,414    200,000        SH       SOLE          200,000    -      -
TWO HBRS INVT CORP              COM            90187B101    9,861    890,000        SH       SOLE          860,000    -    30,000
VERIFONE SYS INC                COM            92342Y109   14,775    497,800        SH       SOLE          481,800    -    16,000
WATSON PHARMACEUTICALS INC      COM            942683103      254        400        CALL     SOLE              400    -      -
WATSON PHARMACEUTICALS INC      COM            942683103    5,160     60,000        SH       SOLE           60,000    -      -
WILLIAMS PARTNERS L P           COM UNIT L P   96950F104      730     15,000        SH       SOLE           15,000    -      -
YAMANA GOLD INC                 COM            98462Y100   11,466    666,500        SH       SOLE          626,500    -    40,000
                                                          297,162
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